Financial instruments and risk management - Movement of financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value of assets
Assets at beginning of period	$ 9,987
Transferred to receivables	0	$ 0
Assets at end of period	10,354	9,987
Fair value of liabilities
Liabilities at beginning of period	(4,770)
Liabilities at end of period	(5,089)	(4,770)
Level 3 | Acquisition consideration liability
Fair value of liabilities
Liabilities at beginning of period	(32)	(78)
Arising on acquisitions	(49)
Payments	6	13
Remeasurements	(9)	33
Liabilities at end of period	(84)	(32)
Level 3 | Investments
Fair value of assets
Assets at beginning of period	8	12
Additions	1
Fair value remeasurement		(4)
Assets at end of period	9	8
Level 3 | Contingent consideration receivable
Fair value of assets
Assets at beginning of period	18	18
Transferred to receivables	$ (18)
Assets at end of period		$ 18